Identification and business activity - Subsidiaries (Details)			12 Months Ended
	Apr. 01, 2022	Mar. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Compaa Minera Condesa S.A | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Sociedad Minera El Brocal S.A.A | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Inversiones Colquijirca S.A. | Mining activities
Identification and business activity
Country of incorporation and business			Peru
S.M.R.L. Chaupiloma Dos de Cajamarca
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	60.00%
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Minera La Zanja S.R.L | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Minera Julcani S.A. de C.V. [Member] | Mining activities
Identification and business activity
Country of incorporation and business			Mexico
El Molle Verde S.A.C. [Member] | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Apu Coropuna S.R.L. | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Cerro Hablador S.A.C. [Member] | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Minera Azola S.A.C. [Member] | Mining activities
Identification and business activity
Country of incorporation and business			Peru
Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services
Identification and business activity
Country of incorporation and business			Peru
Empresa de Generacin Huanza S.A | Energy generation and transmission services
Identification and business activity
Country of incorporation and business			Peru
Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage
Identification and business activity
Country of incorporation and business			Peru
Rio Seco | Industrial activities
Identification and business activity
Country of incorporation and business			Peru
Direct [Member] | Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Direct [Member] | Compaa Minera Condesa S.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Direct [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Direct [Member] | Sociedad Minera El Brocal S.A.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			3.19%	3.19%
Direct [Member] | Inversiones Colquijirca S.A. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			89.76%	89.76%
Direct [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			33.00%	33.00%
Direct [Member] | Minera La Zanja S.R.L | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Direct [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	99.80%
Direct [Member] | El Molle Verde S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			99.98%	99.98%
Direct [Member] | Apu Coropuna S.R.L. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			70.00%	70.00%
Direct [Member] | Cerro Hablador S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			99.00%	99.00%
Direct [Member] | Minera Azola S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			99.00%	99.00%
Direct [Member] | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Direct [Member] | Empresa de Generacin Huanza S.A | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Direct [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	99.98%
Direct [Member] | Rio Seco | Industrial activities
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Indirect [Member] | Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Indirect [Member] | Compaa Minera Condesa S.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Indirect [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Indirect [Member] | Sociedad Minera El Brocal S.A.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			58.24%	58.24%
Indirect [Member] | Inversiones Colquijirca S.A. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			10.24%	10.24%
Indirect [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			67.00%	67.00%
Indirect [Member] | Minera La Zanja S.R.L | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Indirect [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.20%
Indirect [Member] | El Molle Verde S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.02%	0.02%
Indirect [Member] | Apu Coropuna S.R.L. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Indirect [Member] | Cerro Hablador S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			1.00%	1.00%
Indirect [Member] | Minera Azola S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary			1.00%	1.00%
Indirect [Member] | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Indirect [Member] | Empresa de Generacin Huanza S.A | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%	100.00%
Indirect [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.02%
Indirect [Member] | Rio Seco | Industrial activities
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%